Commitments Disclosure [Text Block]	12 Months Ended
Mar. 31, 2019
Commitments Disclosure [Text Block]

6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on June 19, 2017, the holders of the founder shares, Private Units and any units that may be issued upon conversion of the working capital loans (and underlying securities) are entitled to registration rights. The holders of 25% of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act of 1993, as amended (the “Securities Act”) to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Initial Public Offering, or $5,031,250 in the aggregate. Of such amount, up to approximately 0.5% per Unit, or $718,750, may be paid to third parties not participating in the Initial Public Offering that assist the Company in consummating its Business Combination. The election to make such payments to third parties will be solely at the discretion of the Company, and such third parties will be selected by the Company in its sole and absolute discretion. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Financial Advisory Agreement

In July 2018, the Company engaged a financial advisor (the “Financial Advisory Agreement”) to raise between $50.0 million and $200 million (the “Financing Raise”) from investors in exchange for a success fee (the “Success Fee”) of 1.5% of the funds raised. In addition to the Success Fee, the Company agreed to pay additional fees of up to 0.5% of funds raised, at its sole discretion. The Success Fee will be payable upon consummation of the Financing Raise. In connection with the termination of the Share Purchase Agreement with Medall in December 2018, the Financial Advisory Agreement was also terminated.